Summary Of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended																	12 Months Ended									1 Months Ended		12 Months Ended				12 Months Ended														12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($) Segment Entity	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY Entity	Dec. 31, 2011 CNY Entity	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2013 KOK3 game software USD ($)	Dec. 31, 2013 KOK3 game software CNY	Dec. 31, 2012 KOK3 game software CNY	Dec. 31, 2011 KOK3 game software CNY	Dec. 31, 2013 Mr Yuzhu Shi	Dec. 31, 2013 Shanghai Tonghua Network Technology Co Ltd	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2013 Shanghai Juxian Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2013 Capital Lease Obligations	Dec. 31, 2013 Held-to-maturity Security Investment in Minsheng Royal Asset Management	Dec. 31, 2013 Non Employee	Dec. 31, 2012 Non Employee	Dec. 31, 2011 Non Employee	Dec. 31, 2013 Non Employee Restricted Share	Dec. 31, 2012 Non Employee Restricted Share	Dec. 31, 2011 Non Employee Restricted Share	Dec. 31, 2013 American Depositary Share USD ($)	Sep. 30, 2012 Stock Repurchase Plan 4 American Depositary Share USD ($)	Sep. 30, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2013 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2013 Online Game Product Development Costs Series	Dec. 31, 2013 Online Game Product Development Costs Maximum	Dec. 31, 2013 Online Game Product Development Costs Minimum	Dec. 31, 2011 Business Tax	Dec. 31, 2011 Value Added Tax	Dec. 31, 2013 VAT and related surcharges	Dec. 31, 2013 Sales and marketing expenses USD ($)	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2013 Cost-method Investments CNY	Dec. 31, 2012 Cost-method Investments CNY	Dec. 31, 2011 Cost-method Investments CNY	Dec. 31, 2013 Equity Method Investments CNY	Dec. 31, 2012 Equity Method Investments CNY	Dec. 31, 2011 Equity Method Investments CNY	Dec. 31, 2013 Salvage Value	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. Contract termination CNY	Dec. 31, 2013 Giant Interactive (HK) Limited USD ($)	Dec. 31, 2013 Giant Interactive (HK) Limited CNY	Dec. 31, 2012 Giant Interactive (HK) Limited CNY	Dec. 31, 2011 Giant Interactive (HK) Limited CNY	Dec. 31, 2013 Group's VIE subsidiary	Dec. 31, 2013 Bank of Ningbo Held-to-maturity Security	Dec. 31, 2013 China Merchant Bank Held-to-maturity Security Maximum	Dec. 31, 2013 China Merchant Bank Held-to-maturity Security Minimum
Significant Accounting Policies [Line Items]
Percentage of ownership													75.00%
Percentage of revenue for upfront and royalty fees																															65.00%	24.00%
Number of game series																														4
Agreement terms																														2 years																	10 years	10 years
Termination notice period																																																			6 months
Penalty fee payable																																																			20,000,000
Agreement expiration date																																															Jan. 05, 2022	Jan. 05, 2022
Technical and consulting services and software licenses fees																																															294,000,000	1,777,000,000	1,776,000,000	1,474,000,000
Agreement initial term																																															10 years	10 years
Agreement extension term																																															10 years	10 years
Exercise price of the option to purchase equity interest																																																10,000,000
Share capital																																															1,651,882	10,000,000	10,000,000
Accumulated gain (loss)																																															15,308,498	92,673,054	(54,957,718)
Intercompany payables	279,983,936	1,694,938,756	1,278,972,129
Net increase in cash and cash equivalents	(152,252,303)	(921,689,768)	992,740,502	(1,826,615,294)																																											294,085,000	1,780,300,000	1,789,500,000	1,342,000,000
Noon buying currency exchange rate at Federal Reserve Bank of New York, USD to RMB	6.0537	6.0537
Cash equivalents maturity period					90 days
Short term investments maturity period					1 year	90 days
Other-than-temporary impairment			240,725,709
Impairment charge of investment			3,211,404																																									3,211,404
Percentage of shareholding/ ownership														30.00%		40.80%																																				100.00%	100.00%
Long-term investments	72,292,410	437,636,564	426,087,585												0		0																														11,575,140	70,072,423	59,808,310
Percentage of estimated residual value of Fixed assets																																														5.00%
Capitalized development cost			7,450,000	4,800,000
Intangible asset, useful life	50 years	50 years																												4 years
Intangible asset, amortization method	Straight-line basis	Straight-line basis
Impairment of intangible assets	3,320,283	20,100,000	13,066,057						3,320,283	20,100,000	13,066,057
Goodwill impairment losses
Business tax and surcharges																																																				21,682,727	131,260,725	125,496,870	111,185,658
Percentage of business tax and related surcharges																																																								5.00%
Percentage of taxes and other charges included in cost of services																																	5.00%	6.00%	3.00%
Business tax, VAT and related surcharges	14,363,935	86,954,956	83,559,952	72,804,988
Advertising costs																																				21,191,000	128,282,000	93,425,000	105,308,000
Share options issued																				0	0	0
Restricted shares issued																							0	0	0
Lease Description																		For the lessee, a lease is a capital lease if any of the following conditions exist a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term																		75.00%
Percentage of fair value of leased property																		90.00%
Amount of share to be repurchased additionally																										0		50,000,000
Share repurchased during the period																											1,744,909	932,972
Amount of share repurchased during the period																											$ 7,200,000	$ 3,600,000	$ 0
Share repurchase extended term approved																											12 months
Number of reportable segments	1	1
Investment expected yield (net)																			6.00%																																						3.75%	5.00%	4.80%
Investment maturity period																			1 year																																						2 years	1 year	6 months
Percentage of group's revenue derived from a single online game						80.00%	80.00%	80.00%
Customer represented 10% or more of net sales	0	0	0	0
Depreciation of the U.S. dollar against RMB	2.80%	2.80%	1.00%	4.60%